Debt Securities in Issue - Parent - Summary of Debt Securities in Issue (Details) £ in Millions	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 EUR (€)
Debt Securities In Issue [Line Items]
Notional amount	£ 163,361		£ 198,391
Debt securities in issue	31,580		43,679
Medium-term notes
Debt Securities In Issue [Line Items]
Debt securities in issue	12,911		16,325
– Euro 30bn Euro Medium Term Note Programme | Medium-term notes
Debt Securities In Issue [Line Items]
Notional amount | €		€ 30,000,000,000		€ 30,000,000,000
Debt securities in issue	4,304		4,292
– US SEC-registered Debt Programme – Santander UK Group Holdings plc | Medium-term notes
Debt Securities In Issue [Line Items]
Debt securities in issue	5,978		5,616
Santander UK Group Holdings plc
Debt Securities In Issue [Line Items]
Debt securities in issue	6,013		7,970
Santander UK Group Holdings plc | Medium-term notes
Debt Securities In Issue [Line Items]
Debt securities in issue	6,013		7,970
Santander UK Group Holdings plc | – Euro 30bn Euro Medium Term Note Programme | Medium-term notes
Debt Securities In Issue [Line Items]
Notional amount | €		€ 30,000,000,000		€ 30,000,000,000
Debt securities in issue	3,028		3,161
Santander UK Group Holdings plc | – US SEC-registered Debt Programme – Santander UK Group Holdings plc | Medium-term notes
Debt Securities In Issue [Line Items]
Debt securities in issue	£ 2,985		£ 4,809